SCHEDULE OF FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION (Details) - Equity Securities [Member] $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance
Fair value at issuance	4,050
Change in fair value
Ending balance	$ 4,050